HECHT & ASSOCIATES, P.C.
Attorneys at Law
275 Madison Avenue, 28th Floor
New York, NY 10016
(212) 490-3232
Fax: (212) 490-3263
www.securitiescounselors.com
Email: checht@hechtlegal.com
Charles J. Hecht Mitchell Berns Daniel Tepper William J. Geller (Of Counsel)	Please Reply to: Charles J. Hecht
December 15, 2006
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549
Re:	Gold Run Inc. Registration Statement Form SB-2
Gentlemen:
Enclosed on behalf of the referenced corporation (“Gold Run”) is its Registration Statement on Form SB-2. We have verified that the SEC received the registration fee of $858 by wire from the Bank of Montreal.
Please contact the undersigned at your earliest convenience should you require further information. I will be out of the country between December 17, 2006 and January 1, 2007. In the interim please contact Daniel Tepper of this firm.
Very truly yours,
/s/ Charles J. Hecht Charles J. Hecht
cc: John Pritchard (via email)